Summary of significant accounting policies - Additional Information (Details) ₸ in Thousands, ¥ in Thousands, SDG in Thousands, RM in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 SDG	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 KZT (₸)
Summary of significant accounting policies
Allowance for accounts receivable	$ 1,386	$ 14	$ 0
Impairment on cryptocurrency		4,706	7,880
Adopted of ASU 2023-08, increase to cryptocurrency	61,821	28,342	12,531
Change in fair value of Cryptocurrency	42,427
Accounts payable	2,595	0
Customer deposits	12,865	7,185
Non-current financial investment without readily determinable fair values	2,782	2,824
Impairment loss	0
Impairment loss of property, equipment and software	11,303	21,126	0
Prepayment received from customers	24,248	19,614
Revenue recognized from contract liability	17,510	380	196,897
Fair value of embedded derivative	$ 0
Payment terms under credit sales	The payment terms under installment policy generally consist of the installments over a period of 90 to 180 days.
Standard product warranty	360 days that the product will operate under normal use
Warranty costs incurred	$ 2,598	3,596	1,896
Advertising expense	535	1,643	964
Deferred government grant	9,055	9,191
Employee social security and welfare benefit expenses	8,151	9,561	7,016
Accrued interest	$ 1,854
Appropriation to statutory general reserve percentage	10.00%
Statutory general reserve required maximum percentage of registered capital	50.00%
Number of operating segment | segment	1
Number of reportable segment | segment	1
Retained earnings (accumulated deficit)	$ (450,490)	(219,631)
Cumulative Effect, Period of Adoption, Adjustment
Summary of significant accounting policies
Adopted of ASU 2023-08, increase to cryptocurrency	18,893
Retained earnings (accumulated deficit)	18,893
Accounting Standards Update 2023-08 | Cumulative Effect, Period of Adoption, Adjustment
Summary of significant accounting policies
Retained earnings (accumulated deficit)	18,893
Bank time deposits
Summary of significant accounting policies
Bank deposits insured by government authorities	3,218	3,013
CHINA | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | ¥				¥ 500
HONG KONG | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities					$ 500
UNITED STATES
Summary of significant accounting policies
Long lived assets, net	33,850
UNITED STATES | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities	250
Malaysia | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | RM							RM 250
SINGAPORE
Summary of significant accounting policies
Long lived assets, net	55,224
SINGAPORE | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | SDG						SDG 100
KAZAKHSTAN | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | ₸								₸ 15,000
Cayman
Summary of significant accounting policies
Long lived assets, net	37,755
ETHIOPIA
Summary of significant accounting policies
Long lived assets, net	17,383
Central Asia
Summary of significant accounting policies
Long lived assets, net	6,207
Other income
Summary of significant accounting policies
Government grants received	$ 2,038	3,559	2,861
Minimum
Summary of significant accounting policies
Value added tax recoverable percentage	6.00%
Maximum
Summary of significant accounting policies
Value added tax recoverable percentage	12.00%
Statutory Reserves
Summary of significant accounting policies
Profit appropriations to statutory reserves	$ 0	0	$ 769
Cryptocurrency
Summary of significant accounting policies
Customer deposits	$ 7,563	$ 7,185